Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
Note 14: Leases
The Company has operating and finance leases involving real property, including facilities, utility assets, vehicles, and equipment. Certain operating leases have renewal options ranging from one year to 60 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal options that the Company was reasonably certain to exercise are included in the Company’s right-of-use
(“ROU”) assets. Certain operating leases contain the option to purchase the leased property. The operating leases for real property, vehicles and equipment will expire over the next 59 years, four years
, and
five years
, respectively.
The Company participates in a number of arrangements with various public entities (“Partners”) in West Virginia. Under these arrangements, the Company transferred a portion of its utility plant to the Partners in exchange for an equal principal amount of Industrial Development Bonds (“IDBs”) issued by the Partners under the Industrial Development and Commercial Development Bond Act. The Company leased back the utility plant under agreements for a period of 30 to 40 years. The Company has recorded these agreements as finance leases in property, plant and equipment, as ownership of the assets will revert back to the Company at the end of the lease term. The carrying value of the finance lease assets was $141 million and $142 million as of June 30, 2026, and December 31, 2025, respectively. The Company determined that the finance lease obligations and the investments in IDBs meet the conditions for offsetting, and as such, are reported net on the Consolidated Balance Sheets and are excluded from the lease disclosure presented below.
The Company also enters into O&M agreements with the Partners. The Company pays an annual fee for use of the Partners’ assets in performing under the O&M agreements. The O&M agreements are recorded as operating leases, and future annual use fees of $2 million in 2026, $4 million each year in 2027 through 2030 and $33 million thereafter, are included in operating lease ROU assets and operating lease liabilities on the Consolidated Balance Sheets.
Rental expenses under operating leases were $3 million for the three months ended June 30, 2026 and 2025, respectively, and $6 million for the six months ended June 30, 2026 and 2025, respectively.
Cash paid for amounts in lease liabilities, which includes operating cash flows from operating leases, were $3 million for the three months ended June 30, 2026 and 2025, respectively, and $6 million for the six months ended June 30, 2026 and 2025, respectively. For the three months ended June 30, 2026, there were no ROU assets obtained in exchange for new operating lease liabilities, and for the three months ended June 30, 2025, there were $4 million ROU assets obtained in exchange for new operating lease liabilities. For the six months ended June 30, 2026 and 2025, ROU assets obtained in exchange for new operating lease liabilities were $1 million and $7 million, respectively.
As of June 30, 2026, and December 31, 2025, the weighted-average remaining lease term of the operating leases were 18 years, and the weighted-average discount rate of the operating leases were 5%.
The future maturities of lease liabilities as of June 30, 2026, were $5 million in 2026, $10 million in 2027, $8 million in
2028, $8 million in 2029, $7 million in 2030, and $84 million thereafter. As of June 30, 2026, imputed interest was $45 million.